SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENT INFORMATION [Text Block]

19. SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, and development of mineral property assets. Geographic information about the Company’s non-current assets as at December 31, 2017 and 2016 is as follows:

Non-current assets	December 31,	December 31, 2016
	2017
Canada	$240,989,319	$224,956,454
Mexico	3,560,441	3,072,694
USA	703,836	703,445
Total	$245,253,596	$228,732,593